Loans and Allowance for Loan Losses	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Loans and Allowance For Loan Losses [Abstract]
Loans and Allowance for Loan Losses
Note 3:	Loans and Allowance for Loan Losses

Categories of loans include:

	June 30,	December 31,
	2018	2017
	(In thousands)
Commercial loans	$84,772	$81,327
Commercial real estate	206,795	198,936
Residential real estate	76,476	75,853
Installment loans	11,470	12,473

Total gross loans	379,513	368,589

Less allowance for loan losses	(2,080)	(2,122)

Total loans	$377,433	$366,467

The risk characteristics of each loan portfolio segment are as follows:

Commercial

Commercial loans are primarily based on the identified cash flows of the borrower and secondarily on the underlying collateral provided by the borrower. The cash flows of borrowers, however, may not be as expected and the collateral securing these loans may fluctuate in value. Most commercial loans are secured by the assets being financed or other business assets, such as accounts receivable or inventory, and may include a personal guarantee. Short-term loans may be made on an unsecured basis. In the case of loans secured by accounts receivable, the availability of funds for the repayment of these loans may be substantially dependent on the ability of the borrower to collect amounts due from its customers.

Commercial Real Estate

Commercial real estate loans are viewed primarily as cash flow loans and secondarily as loans secured by real estate. Commercial real estate lending typically involves higher loan principal amounts and the repayment of these loans is generally dependent on the successful operation of the property securing the loan or the business conducted on the property securing the loan. Commercial real estate loans may be more adversely affected by conditions in the real estate markets or in the general economy. The characteristics of properties securing the Company’s commercial real estate portfolio are diverse, but with geographic location almost entirely in the Company’s market area. Management monitors and evaluates commercial real estate loans based on collateral, geography and risk grade criteria. In general, the Company avoids financing single purpose projects unless other underwriting factors are present to help mitigate risk. In addition, management tracks the level of owner-occupied commercial real estate versus nonowner-occupied loans.

Residential and Installment

Residential and
installment
loans consist of two segments - residential mortgage loans and personal loans. For residential mortgage loans that are secured by 1-4 family residences and are generally owner-occupied, the Company generally establishes a maximum loan-to-value ratio and requires private mortgage insurance if that ratio is exceeded. Home equity loans are typically secured by a subordinate interest in 1-4 family residences, and consumer personal loans are secured by consumer personal assets, such as automobiles or recreational vehicles. Some installment
personal loans are unsecured, such as small installment loans and certain lines of credit. Repayment of these loans is primarily dependent on the personal income of the borrowers, which can be impacted by economic conditions in their market areas, such as unemployment levels. Repayment can also be impacted by changes in property values on residential properties. Risk is mitigated by the fact that the loans are of smaller individual amounts and spread over a large number of borrowers.

Allowance for Loan Losses and Recorded Investment in Loans
As of and for the three and six month periods ended June 30, 2018

	Commercial	Commercial Real Estate	Residential	Installment	Unallocated	Total
(In thousands)
Allowance for loan losses:
Balance, April 1, 2018	$522	$671	$446	$400	$86	$2,125
Provision charged to expense	22	(17)	137	16	(86)	72
Losses charged off	—	—	(79)	(55)	—	(134)
Recoveries	1	—	1	15	—	17
Balance, June 30, 2018	$545	$654	$505	$376	$—	$2,080
Balance, January 1, 2018	$537	$843	$436	$218	$88	$2,122
Provision charged to expense	6	(190)	146	255	(88)	129
Losses charged off	—	—	(79)	(124)	—	(203)
Recoveries	2	1	2	27	—	32
Balance, June 30, 2018	$545	$654	$505	$376	$—	$2,080

Allocation:
Ending balance: individually evaluated for impairment	$—	$75	$—	$—	$—	$75
Ending balance: collectively evaluated for impairment	$545	$579	$505	$376	$—	$2,005

Loans:
Ending balance: individually evaluated for impairment	$58	$577	$—	$98	$—	$733
Ending balance: collectively evaluated for impairment	$84,714	$206,218	$76,476	$11,372	$—	$378,780

Allowance for Loan Losses and Recorded Investment in Loans
As of and for the three and six month periods ended June 30, 2017

	Commercial	Commercial Real Estate	Residential	Installment	Unallocated	Total
(In thousands)
Allowance for loan losses:
Balance, April 1, 2017	$498	$793	$583	$162	$297	$2,333
Provision charged to expense	33	56	(137)	193	(120)	25
Losses charged off	—	(5)	—	(77)	—	(82)
Recoveries	1	1	1	13	—	16
Balance, June 30, 2017	$532	$845	$447	$291	$177	$2,292
Balance, January 1, 2017	$495	$804	$591	$107	$344	$2,341
Provision charged to expense	36	44	(150)	287	(167)	50
Losses charged off	—	(5)	—	(127)	—	(132)
Recoveries	1	2	6	24	—	33
Balance, June 30, 2017	$532	$845	$447	$291	$177	$2,292

Loans:
Ending balance: individually evaluated for impairment	$129	$841	$—	$462	$—	$1,432
Ending balance: collectively evaluated for impairment	$51,732	$216,508	$75,158	$12,739	$—	$356,137

Allowance for Loan Losses and Recorded Investment in Loans
As of December 31, 2017

	Commercial	Commercial Real Estate	Residential	Installment	Unallocated	Total
(In thousands)
Allowance for loan losses:
Ending balance: individually evaluated for impairment	$—	$73	$—	$—	$—	$73
Ending balance: collectively evaluated for impairment	$537	$770	$436	$218	$88	$2,049

Loans:
Ending balance: individually evaluated for impairment	$83	$619	$—	$306	$—	$1,008
Ending balance: collectively evaluated for impairment	$81,244	$198,317	$75,853	$12,167	$—	$367,581

The following tables show the portfolio quality indicators.

	June 30, 2018
Loan Class	Commercial	Commercial Real Estate	Residential	Installment	Total
	(In thousands)
Pass Grade	$84,701	$203,010	$76,476	$11,371	$375,558
Special Mention	—	2,943	—	—	2,943
Substandard	71	842	—	99	1,012
Doubtful	—	—	—	—	—

	$84,772	$206,795	$76,476	$11,470	$379,513

	December 31, 2017
Loan Class	Commercial	Commercial Real Estate	Residential	Installment	Total
	(In thousands)
Pass Grade	$78,652	$195,063	$75,853	$12,167	$361,735
Special Mention	20	3,066	—	—	3,086
Substandard	2,655	807	—	306	3,768
Doubtful	—	—	—	—	—

	$81,327	$198,936	$75,853	$12,473	$368,589

To facilitate the monitoring of credit quality within the loan portfolio, and for purposes of analyzing historical loss rates used in the determination of the ALLL, the Company utilizes the following categories of credit grades: pass, special mention, substandard, and doubtful. The four categories, which are derived from standard regulatory rating definitions, are assigned upon initial approval of credit to borrowers and updated periodically thereafter. Pass ratings, which are assigned to those borrowers that do not have identified potential or well defined weaknesses and for which there is a high likelihood of orderly repayment, are updated periodically based on the size and credit characteristics of the borrower. All other categories are updated on at least a quarterly basis.

The Company assigns a special mention rating to loans that have potential weaknesses that deserve management’s close attention. If left uncorrected, these potential weaknesses may, at some future date, result in the deterioration of the repayment prospects for the loan or the Company’s credit position.

The Company assigns a substandard rating to loans that are inadequately protected by the current sound worth and paying capacity of the borrower or of the collateral pledged. Substandard loans have well defined weaknesses or weaknesses that could jeopardize the orderly repayment of the debt. Loans and leases in this grade also are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies noted are not addressed and corrected.

The Company assigns a doubtful rating to loans that have all the attributes of a substandard rating with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable. The possibility of loss is extremely high, but because of certain important and reasonable specific pending factors that may work to the advantage of and strengthen the credit quality of the loan or lease, its classification as an estimated loss is deferred until its more exact status may be determined. Pending factors may include a proposed merger or acquisition, liquidation proceeding, capital injection, perfecting liens on additional collateral or refinancing plans.

The Company evaluates the loan risk grading system definitions and allowance for loan losses methodology on an ongoing basis. No significant changes were made to either during the current and
past year to date
periods presented.

Loan Portfolio Aging Analysis
As of June 30, 2018

	30-59 Days Past Due and Accruing	60-89 Days Past Due and Accruing	Greater Than 90 Days and Accruing	Non Accrual	Total Past Due and Non Accrual	Current	Total Loans Receivable
	(In thousands)
Commercial	$35	$—	$57	$—	$92	$84,680	$84,772
Commercial real estate	997	—	—	486	1,483	205,312	206,795
Residential	611	18	—	659	1,288	75,188	76,476
Installment	13	—	—	59	72	11,398	11,470
Total	$1,656	$18	$57	$1,204	$2,935	$376,578	$379,513

Loan Portfolio Aging Analysis
As of December 31, 2017

	30-59 Days Past Due and Accruing	60-89 Days Past Due and Accruing	Greater Than 90 Days and Accruing	Non Accrual	Total Past Due and Non Accrual	Current	Total Loans Receivable
	(In thousands)
Commercial	$56	$—	$—	$83	$139	$81,188	$81,327
Commercial real estate	262	—	—	500	762	198,174	198,936
Residential	559	306	—	760	1,625	74,228	75,853
Installment	61	40	—	52	153	12,320	12,473
Total	$938	$346	$—	$1,395	$2,679	$365,910	$368,589

A loan is considered impaired, in accordance with the impairment accounting guidance (ASC 310-10-35-16), when based on current information and events, it is probable the Company will be unable to collect all amounts due from the borrower in accordance with the contractual terms of the loan. Impaired loans include nonperforming commercial loans but also include loans modified in troubled debt restructurings where concessions have been granted to borrowers experiencing financial difficulties. These concessions could include a reduction in the interest rate on the loan, payment extensions, forgiveness of principal, forbearance or other actions intended to maximize collection.

Impaired Loans

	As of June 30, 2018			For the three months ended June 30, 2018		For the six months ended June 30, 2018
	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized	Average Investment in Impaired Loans	Interest Income Recognized
	(In thousands)
Loans without a specific valuation allowance:
Commercial	$58	$58	$—	$59	$2	$60	$2
Commercial real estate	168	168	—	583	1	582	5
Residential	—	—	—	—	—	—	—
Installment	98	98	—	99	1	100	2
	324	324	—	741	4	742	9
Loans with a specific valuation allowance:
Commercial	—	—	—	—	—	—	—
Commercial real estate	409	409	75	421	1	422	1
Residential	—	—	—	—	—	—	—
Installment	—	—	—	—	—	—	—
	409	409	75	421	1	422	1

Total:
Commercial	$58	$58	$—	$59	$2	$60	$2
Commercial real estate	$577	$577	$75	$1,004	$2	$1,004	$6
Residential	$—	$—	$—	$—	$—	$—	$—
Installment	$98	$98	$—	$99	$1	$100	$2

Impaired Loans

	As of December 31, 2017			For the three months ended June 30, 2017		For the six months ended June 30, 2017
	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized	Average Investment in Impaired Loans	Interest Income Recognized
	(In thousands)
Loans without a specific valuation allowance:
Commercial	$83	$83	$—	$131	$1	$128	$2
Commercial real estate	209	317	—	808	3	825	5
Residential	—	—	—	—	—	—	—
Installment	306	306	—	463	3	477	3
	598	706	—	1,402	7	1,430	10
Loans with a specific valuation allowance:
Commercial	—	—	—	—	—	—	3
Commercial real estate	410	410	73	489	6	498	12
Residential	—	—	—	—	—	—	—
Installment	—	—	—	—	—	—	—
	410	410	73	489	6	498	15

Total:
Commercial	$83	$83	$73	$131	$1	$128	$5
Commercial real estate	$619	$727	$—	$1,297	$9	$1,323	$17
Residential	$—	$—	$—	$—	$—	$—	$—
Installment	$306	$306	$—	$463	$3	$477	$3

Interest income recognized on a cash basis was not materiality different than interest income recognized.

For the TDRs noted in the tables below, the Company extended the maturity dates and granted interest rate concessions as part of each of those loan restructurings. The loans included in the tables are considered impaired and specific loss calculations are performed on the individual loans. In conjunction with the restructuring there were no amounts charged-off.

Three Months ended June 30, 2018
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
(In thousands)
Commercial	—	$—	$—
Commercial real estate	—	—	—
Residential	—	—	—
Installment	—	—	—

Three Months Ended June 30, 2018
	Interest Only	Term	Combination	Total Modification
( In thousands )
Commercial	$—	$—	$—	$—
Commercial real estate	—	—	—	—
Residential	—	—	—	—
Consumer	—	—	—	—

Six Months ended June 30, 2018
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
(In thousands)
Commercial	—	$—	$—
Commercial real estate	—	—	—
Residential	—	—	—
Installment	—	—	—

Six Months Ended June 30, 2018
	Interest Only	Term	Combination	Total Modification
( In thousands )
Commercial	$—	$—	$—	$—
Commercial real estate	—	—	—	—
Residential	—	—	—	—
Consumer	—	—	—	—

Three Months ended June 30, 2017
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
(In thousands)
Commercial	—	$—	$—
Commercial real estate	2	127	103
Residential	—	—	—
Installment	—	—	—

Three Months Ended June 30, 2017
	Interest Only	Term	Combination	Total Modification
( In thousands )
Commercial	$—	$—	$—	$—
Commercial real estate	—	103	—	103
Residential	—	—	—	—
Consumer	—	—	—	—

Six Months ended June 30, 2017
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
(In thousands)
Commercial	—	$—	$—
Commercial real estate	2	127	103
Residential	—	—	—
Installment	—	—	—

Six Months Ended June 30, 2017
	Interest Only	Term	Combination	Total Modification
( In thousands )
Commercial	$—	$—	$—	$—
Commercial real estate	—	103	—	103
Residential	—	—	—	—
Consumer	—	—	—	—

During the six months ended June 30, 2018 troubled debt restructurings did not have an impact on the allowance for loan losses. During the six months ended June 30, 2017 troubled debt restructurings described above increased the allowance for loan losses by 24,000. At June 30, 2018 and 2017 and for three and six month periods then ended, there were no material defaults of any troubled debt restructurings that were modified in the last 12 months. The Company generally considers TDR’s that become 90 days or more past due under the modified terms as subsequently defaulted.

Note 4:	Loans and Allowance for Loan Losses

Categories of loans at December 31, include:

	2017	2016
	(In thousands)

Commercial loans	$81,327	$74,514
Commercial real estate	198,936	191,686
Residential real estate	75,853	76,154
Installment loans	12,473	14,367

Total gross loans	368,589	356,721

Less allowance for loan losses	(2,122)	(2,341)

Total loans	$366,467	$354,380

The risk characteristics of each loan portfolio segment are as follows:

Commercial

Commercial loans are primarily based on the identified cash flows of the borrower and secondarily on the underlying collateral provided by the borrower. The cash flows of borrowers, however, may not be as expected and the collateral securing these loans may fluctuate in value. Most commercial loans are secured by the assets being financed or other business assets, such as accounts receivable or inventory, and may include a personal guarantee. Short-term loans may be made on an unsecured basis. In the case of loans secured by accounts receivable, the availability of funds for the repayment of these loans may be substantially dependent on the ability of the borrower to collect amounts due from its customers.

Commercial Real Estate

Commercial real estate loans are viewed primarily as cash flow loans and secondarily as loans secured by real estate. Commercial real estate lending typically involves higher loan principal amounts and the repayment of these loans is generally dependent on the successful operation of the property securing the loan or the business conducted on the property securing the loan. Commercial real estate loans may be more adversely affected by conditions in the real estate markets or in the general economy. The characteristics of properties securing the Company’s commercial real estate portfolio are diverse, but with geographic location almost entirely in the Company’s market area. Management monitors and evaluates commercial real estate loans based on collateral, geography and risk grade criteria. In general, the Company avoids financing single purpose projects unless other underwriting factors are present to help mitigate risk. In addition, management tracks the level of owner-occupied commercial real estate versus nonowner-occupied loans.

Residential and Consumer

Residential and consumer loans consist of two segments - residential mortgage loans and personal loans. For residential mortgage loans that are secured by 1-4 family residences and are generally owner-occupied, the Company generally establishes a maximum loan-to-value ratio and requires private mortgage insurance if that ratio is exceeded. Home equity loans are typically secured by a subordinate interest in 1-4 family residences, and consumer personal loans are secured by consumer personal assets, such as automobiles or recreational vehicles. Some consumer personal loans are unsecured, such as small installment loans and certain lines of credit. Repayment of these loans is primarily dependent on the personal income of the borrowers, which can be impacted by economic conditions in their market areas, such as unemployment levels. Repayment can also be impacted by changes in property values on residential properties. Risk is mitigated by the fact that the loans are of smaller individual amounts and spread over a large number of borrowers.

The following tables present the balance in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method as of December 31, 2017 and 2016:

	2017
	Commercial	Commercial Real Estate	Residential	Installment	Unallocated	Total
	(In thousands)
Allowance for loan losses:
Balance, beginning of year	$495	$804	$591	$107	$344	$2,341
Provision charged to expense	39	118	(97)	296	(256)	100
Losses charged off	(49)	(81)	(78)	(230)	––	(438)
Recoveries	52	2	20	45	––	119
Balance, end of year	$537	$843	$436	$218	$88	$2,122
Ending balance: individually evaluated for impairment	$—	$73	$––	$––	$––	$73
Ending balance: collectively evaluated for impairment	$537	$770	$436	$218	$88	$2,049

Loans:
Ending balance: individually evaluated for impairment	$83	$619	$––	$306	$––	$1,008
Ending balance: collectively evaluated for impairment	$75,205	$195,108	$76,501	$12,567	$––	$359,381

	2016
	Commercial	Commercial Real Estate	Residential	Installment	Unallocated	Total
	(In thousands)
Allowance for loan losses:
Balance, beginning of year	$184	$597	$170	$113	$1,373	$2,437
Provision charged to expense	235	213	542	340	(1,029)	301
Losses charged off	(2)	(108)	(143)	(417)	––	(670)
Recoveries	78	102	22	71	––	273
Balance, end of year	$495	$804	$591	$107	$344	$2,341
Ending balance: individually evaluated for impairment	$11	$108	$––	$––	$––	$119
Ending balance: collectively evaluated for impairment	$484	$696	$591	$107	$344	$2,222

Loans:
Ending balance: individually evaluated for impairment	$3,148	$1,178	$––	$326	$––	$4,652
Ending balance: collectively evaluated for impairment	$71,366	$190,508	$76,154	$14,041	$––	$352,069

To facilitate the monitoring of credit quality within the loan portfolio, and for purposes of analyzing historical loss rates used in the determination of the allowance for loan loss estimate, the Company utilizes the following categories of credit grades: pass, special mention, substandard, and doubtful. The four categories, which are derived from standard regulatory rating definitions, are assigned upon initial approval of credit to borrowers and updated periodically thereafter. Pass ratings, which are assigned to those borrowers that do not have identified potential or well defined weaknesses and for which there is a high likelihood of orderly repayment, are updated periodically based on the size and credit characteristics of the borrower. All other categories are updated on at least a quarterly basis.

The Company assigns a special mention rating to loans that have potential weaknesses that deserve management’s close attention. If left uncorrected, these potential weaknesses may, at some future date, result in the deterioration of the repayment prospects for the loan or the Company’s credit position.

The Company assigns a substandard rating to loans that are inadequately protected by the current sound worth and paying capacity of the borrower or of the collateral pledged. Substandard loans have well defined weaknesses or weaknesses that could jeopardize the orderly repayment of the debt. Loans and leases in this grade also are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies noted are not addressed and corrected.

The Company assigns a doubtful rating to loans that have all the attributes of a substandard rating with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable. The possibility of loss is extremely high, but because of certain important and reasonable specific pending factors that may work to the advantage of and strengthen the credit quality of the loan or lease, its classification as an estimated loss is deferred until its more exact status may be determined. Pending factors may include a proposed merger or acquisition, liquidation proceeding, capital injection, perfecting liens on additional collateral or refinancing plans.

The following table shows the portfolio quality indicators as of December 31, 2017:

Loan Class	Commercial	Commercial Real Estate	Residential	Installment	Total
	(In thousands)

Pass Grade	$78,652	$195,063	$75,853	$12,167	$361,735
Special Mention	20	3,066	––	––	3,086
Substandard	2,655	807	––	306	3,768
Doubtful	––	––	––	––	––

	$81,327	$198,936	$75,853	$12,473	$368,589

The following table shows the portfolio quality indicators as of December 31, 2016:

Loan Class	Commercial	Commercial Real Estate	Residential	Installment	Total
	(In thousands)

Pass Grade	$71,302	$187,255	$76,154	$14,041	$348,752
Special Mention	64	3,253	––	––	3,317
Substandard	3,148	1,178	––	326	4,652
Doubtful	––	––	––	––	––

	$74,514	$191,686	$76,154	$14,367	$356,721

The Company evaluates the loan risk grading system definitions and allowance for loan losses methodology on an ongoing basis. No significant methodology changes were made during 2017 and 2016.

The following table shows the loan portfolio aging analysis of the recorded investment in loans as of December 31, 2017:

	30-59 Days Past Due and Accruing	60-89 Days Past Due and Accruing	Greater Than 90 Days and Accruing	Non Accrual	Total Past Due and Non Accrual	Current	Total Loans Receivable
	(In thousands)
Commercial	$56	$—	$—	$83	$139	$81,188	$81,327
Commercial real estate	262	—	––	500	762	198,174	198,936
Residential	559	306	—	760	1,625	74,228	75,853
Installment	61	40	––	52	153	12,320	12,473
Total	$938	$346	$—	$1,395	$2,679	$365,910	$368,589

The following table shows the loan portfolio aging analysis of the recorded investment in loans as of December 31, 2016:

	30-59 Days Past Due and Accruing	60-89 Days Past Due and Accruing	Greater Than 90 Days and Accruing	Non Accrual	Total Past Due and Non Accrual	Current	Total Loans Receivable
	(In thousands)
Commercial	$153	$105	$75	$49	$382	$74,132	$74,514
Commercial real estate	—	55	––	335	390	191,296	191,686
Residential	805	135	161	922	2,023	74,131	76,154
Installment	213	8	––	55	276	14,091	14,367
Total	$1,171	$303	$236	$1,361	$3,071	$353,650	$356,721

A loan is considered impaired, in accordance with the impairment accounting guidance (ASC 310-10-35-16), when based on current information and events, it is probable the Company will be unable to collect all amounts due from the borrower in accordance with the contractual terms of the loan. Impaired loans include nonperforming commercial loans but also include loans modified in troubled debt restructurings where concessions have been granted to borrowers experiencing financial difficulties. These concessions could include a reduction in the interest rate on the loan, payment extensions, forgiveness of principal, forbearance or other actions intended to maximize collection.

The following table presents impaired loans for the year ended December 31, 2017:

	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized
	(In thousands)
Loans without a specific valuation allowance:
Commercial	$83	$83	$––	$90	$5
Commercial real estate	209	317	––	635	13
Installment	306	306	––	312	3

	598	598	––	1,037	21
Loans with a specific valuation allowance:
Commercial	$—	$—	$—	$—	$7
Commercial real estate	410	410	73	392	14
Installment	—	—	—	—	—

	410	410	73	392	21

Total:
Commercial	$83	$83	$—	$90	$12
Commercial Real Estate	$619	$619	$73	$1,027	$27
Installment	$306	$306	$—	$312	$3

The following table presents impaired loans for the year ended December 31, 2016:

	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized
	(In thousands)
Loans without a specific valuation allowance:
Commercial	$2,975	$2,975	$––	$2,930	$142
Commercial real estate	658	766	––	1,176	43
Installment	326	326	––	328	13

	3,959	4,067	––	4,434	198
Loans with a specific valuation allowance:
Commercial	173	173	11	188	8
Commercial real estate	520	520	108	586	26
Installment	––	––	––	––	2

	693	693	119	774	36

Total:
Commercial	$3,148	$3,148	$11	$3,118	$150
Commercial Real Estate	$1,178	$1,286	$108	$1,762	$69
Installment	$326	$326	$—	$328	$15

At December 31, 2017 and 2016, the Company had certain loans that were modified in troubled debt restructurings and impaired.  The modification of terms of such loans included one or a combination of the following:  an extension of maturity, a reduction of the stated interest rate or a permanent reduction of the recorded investment in the loan.

The following tables present information regarding troubled debt restructurings by class and by type of modification for the years ended December 31, 2017 and 2016:

	Year Ended December 31, 2017
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
		(In thousands)

Commercial	2	$40	$40
Commercial real estate	3	208	188

	Year Ended December 31, 2017
	Interest Only	Term	Combination	Total Modification
		(In thousands)

Commercial	$––	$40	$––	$40
Commercial real estate	––	188	––	188

	Year Ended December 31, 2016
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
		(In thousands)

Commercial	1	$17	$17
Commercial real estate	3	116	116

	Year Ended December 31, 2016
	Interest Only	Term	Combination	Total Modification
		(In thousands)

Commercial	$––	$17	$––	$17
Commercial real estate	––	116	––	116

During the 2017 and 2016, troubled debt restructurings did not have an impact on the allowance for loan losses. At December 31, 2017 and 2016 and for the years then ended, there were no material defaults of any troubled debt restructurings that were modified in the last 12 months. The Company generally considers TDR’s that become 90 days or more past due under the modified terms as subsequently defaulted.